John Hancock
Investors Trust
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 15.1% (8.9% of Total investments)					$18,844,727
(Cost $19,195,490)
U.S. Government 15.1%					18,844,727
U.S. Treasury
Note (A)(B)	0.250	05-15-24		9,500,000	8,984,551
Note (A)(B)	0.375	04-15-24		5,500,000	5,227,363

Note (A)(B)	0.500	03-31-25		5,000,000	4,632,813
Foreign government obligations 0.4% (0.3% of Total investments)					$510,343
(Cost $593,103)
Argentina 0.4%					510,343

Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41		1,500,000	510,343

Corporate bonds 138.0% (81.6% of Total investments)					$172,406,560
(Cost $186,125,185)
Communication services 24.6%					30,724,048
Diversified telecommunication services 4.3%
Connect Finco SARL (C)	6.750	10-01-26		1,110,000	1,061,438
GCI LLC (C)	4.750	10-15-28		820,000	722,043
Iliad Holding SASU (C)	6.500	10-15-26		905,000	856,994
Level 3 Financing, Inc. (C)	4.625	09-15-27		1,245,000	1,054,649
Total Play Telecomunicaciones SA de CV (A)(B)(C)	7.500	11-12-25		1,210,000	1,128,567
Zayo Group Holdings, Inc. (C)	6.125	03-01-28		720,000	495,000
Entertainment 2.8%
AMC Entertainment Holdings, Inc. (C)	10.000	06-15-26		1,090,000	543,534
Cinemark USA, Inc. (C)	8.750	05-01-25		950,000	967,530
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29		774,000	503,100
Netflix, Inc. (B)	5.875	11-15-28		1,035,000	1,073,739
Warnermedia Holdings, Inc. (B)(C)	4.279	03-15-32		520,000	462,777
Interactive media and services 1.8%
Arches Buyer, Inc. (A)(B)(C)	6.125	12-01-28		777,000	654,436
Cars.com, Inc. (C)	6.375	11-01-28		750,000	695,265
Match Group Holdings II LLC (C)	3.625	10-01-31		500,000	401,250
Match Group Holdings II LLC (C)	5.625	02-15-29		500,000	470,053
Media 11.0%
Altice Financing SA (C)	5.000	01-15-28		510,000	433,648
Altice Financing SA (C)	5.750	08-15-29		400,000	335,962
Altice France Holding SA (C)	6.000	02-15-28		710,000	479,045
Altice France SA (C)	5.500	10-15-29		1,250,000	988,370
CCO Holdings LLC (C)	4.250	01-15-34		860,000	670,413
CCO Holdings LLC (C)	5.125	05-01-27		645,000	614,717
CCO Holdings LLC (C)	6.375	09-01-29		1,295,000	1,249,675
Comcast Corp. (B)	5.250	11-07-25		1,000,000	1,021,403
CSC Holdings LLC (C)	5.500	04-15-27		575,000	506,403
DISH Network Corp. (C)	11.750	11-15-27		820,000	852,144
Grupo Televisa SAB	4.625	01-30-26		725,000	716,359
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,156,916
iHeartCommunications, Inc. (A)(B)	8.375	05-01-27		1,200,000	1,075,500
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27		945,000	920,714
News Corp. (B)(C)	5.125	02-15-32		625,000	588,438
Radiate Holdco LLC (C)	6.500	09-15-28		1,555,000	810,139
Stagwell Global LLC (C)	5.625	08-15-29		1,000,000	876,250
Townsquare Media, Inc. (C)	6.875	02-01-26		470,000	439,680
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 4.7%
SoftBank Group Corp.	5.125	09-19-27	1,000,000	$925,176
Sprint LLC (B)	7.125	06-15-24	2,150,000	2,195,498
Sprint LLC (B)	7.875	09-15-23	1,000,000	1,014,873
U.S. Cellular Corp.	6.700	12-15-33	1,895,000	1,762,350
Consumer discretionary 20.8%				25,972,336
Auto components 0.8%
The Goodyear Tire & Rubber Company (A)(B)	5.000	07-15-29	550,000	484,512
The Goodyear Tire & Rubber Company (A)(B)	5.250	04-30-31	650,000	556,091
Automobiles 5.4%
Ford Motor Company	3.250	02-12-32	204,000	161,908
Ford Motor Company	4.750	01-15-43	683,000	533,159
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	1,022,580
General Motors Company (B)	6.750	04-01-46	1,500,000	1,559,874
General Motors Company (B)	6.800	10-01-27	1,434,000	1,527,145
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (A)(B)(D)	5.700	09-30-30	1,000,000	925,000
Nissan Motor Company, Ltd. (C)	4.345	09-17-27	1,000,000	941,430
Diversified consumer services 2.3%
Garda World Security Corp. (C)	4.625	02-15-27	750,000	682,583
Sotheby’s (B)(C)	7.375	10-15-27	1,450,000	1,392,685
Stena International SA (B)(C)	6.125	02-01-25	800,000	756,475
Hotels, restaurants and leisure 9.3%
Affinity Gaming (C)	6.875	12-15-27	703,000	629,361
Caesars Entertainment, Inc. (C)	7.000	02-15-30	550,000	559,625
Carnival Corp. (C)	6.000	05-01-29	673,000	531,670
Carnival Corp. (A)(B)(C)	7.625	03-01-26	750,000	682,500
Carnival Holdings Bermuda, Ltd. (C)	10.375	05-01-28	615,000	664,200
CEC Entertainment LLC (C)	6.750	05-01-26	830,000	767,750
Choice Hotels International, Inc. (B)	3.700	12-01-29	760,000	684,067
Expedia Group, Inc. (B)	4.625	08-01-27	1,115,000	1,097,638
Expedia Group, Inc. (B)	5.000	02-15-26	1,000,000	1,000,728
Full House Resorts, Inc. (C)	8.250	02-15-28	670,000	624,574
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	255,000	237,160
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	640,000	608,000
New Red Finance, Inc. (B)(C)	4.375	01-15-28	935,000	860,394
Royal Caribbean Cruises, Ltd. (B)(C)	9.250	01-15-29	820,000	864,993
Travel + Leisure Company (C)	4.625	03-01-30	639,000	543,365
Travel + Leisure Company (C)	6.625	07-31-26	465,000	461,453
Wyndham Hotels & Resorts, Inc. (B)(C)	4.375	08-15-28	180,000	166,015
Yum! Brands, Inc. (B)	5.375	04-01-32	700,000	664,146
Household durables 0.2%
KB Home	7.250	07-15-30	225,000	224,648
Multiline retail 1.1%
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	475,000	441,757
Nordstrom, Inc. (B)	4.250	08-01-31	500,000	375,455
Nordstrom, Inc. (B)	5.000	01-15-44	900,000	607,158
Specialty retail 1.2%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	160,000	141,190
Carvana Company (C)	5.875	10-01-28	750,000	326,250
Lithia Motors, Inc. (C)	3.875	06-01-29	550,000	467,324
Lithia Motors, Inc. (C)	4.375	01-15-31	675,000	574,695
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.5%
Kontoor Brands, Inc. (C)	4.125	11-15-29		720,000	$622,778
Consumer staples 2.3%					2,857,014
Food products 1.6%
Darling Ingredients, Inc. (C)	6.000	06-15-30		60,000	59,700
JBS USA LUX SA (B)(C)	5.750	04-01-33		840,000	823,670
Lamb Weston Holdings, Inc. (C)	4.125	01-31-30		647,000	583,109
Post Holdings, Inc. (B)(C)	5.625	01-15-28		510,000	490,875
Household products 0.7%
Edgewell Personal Care Company (C)	5.500	06-01-28		950,000	899,660
Energy 18.2%					22,715,307
Energy equipment and services 1.5%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25		500,000	469,510
CSI Compressco LP (C)	7.500	04-01-25		380,000	356,828
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26		1,236,699	1,047,806
Oil, gas and consumable fuels 16.7%
Antero Midstream Partners LP (B)(C)	5.375	06-15-29		425,000	394,719
Antero Resources Corp. (B)(C)	7.625	02-01-29		310,000	317,006
Cenovus Energy, Inc. (B)	6.750	11-15-39		398,000	435,969
Cheniere Energy Partners LP	3.250	01-31-32		325,000	271,320
Cheniere Energy Partners LP	4.500	10-01-29		1,620,000	1,519,754
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43		560,000	553,000
Delek Logistics Partners LP (C)	7.125	06-01-28		535,000	490,724
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%) (B)	7.625	01-15-83		1,055,000	1,087,685
Energy Transfer LP (B)	4.200	04-15-27		1,000,000	966,262
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		1,285,000	1,173,848
EQM Midstream Partners LP (C)	7.500	06-01-30		531,000	530,336
MEG Energy Corp. (C)	5.875	02-01-29		237,000	226,335
New Fortress Energy, Inc. (B)(C)	6.500	09-30-26		1,000,000	920,160
Occidental Petroleum Corp. (B)	5.500	12-01-25		450,000	453,033
Occidental Petroleum Corp. (A)(B)	6.375	09-01-28		840,000	872,623
Occidental Petroleum Corp. (B)	6.625	09-01-30		340,000	360,960
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (C)(D)	0.000	03-03-23		100,959	38
Parkland Corp. (B)(C)	5.875	07-15-27		1,150,000	1,103,195
Parsley Energy LLC (B)(C)	4.125	02-15-28		1,115,000	1,035,734
Petroleos Mexicanos	6.700	02-16-32		632,000	524,601
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,439,997
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27		1,000,000	1,001,847
Southwestern Energy Company (B)	8.375	09-15-28		1,570,000	1,649,034
Sunoco LP (B)	4.500	04-30-30		374,000	333,178
Talos Production, Inc. (B)	12.000	01-15-26		660,000	699,600
Targa Resources Partners LP (B)	5.500	03-01-30		770,000	751,227
The Oil and Gas Holding Company BSCC (C)	7.500	10-25-27		1,155,000	1,199,212
Venture Global Calcasieu Pass LLC (B)(C)	6.250	01-15-30		520,000	529,766
Financials 25.1%					31,415,692
Banks 16.4%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(D)	6.100	03-17-25		2,760,000	2,761,104
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29		2,200,000	2,209,130
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) (C)(D)	6.625	03-25-24	501,000	$494,111
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	400,000	434,400
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (D)	5.650	10-06-25	1,000,000	987,480
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)(D)	7.875	01-23-24	865,000	864,135
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(C)(D)	8.125	12-23-25	1,495,000	1,540,941
Freedom Mortgage Corp. (C)	6.625	01-15-27	795,000	661,535
Freedom Mortgage Corp. (C)	8.250	04-15-25	709,000	674,141
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (A)(B)(D)	6.500	04-16-25	1,135,000	1,109,542
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24	3,500,000	3,535,280
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	675,000	644,625
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate + 4.979%) (C)(D)	7.875	12-18-23	293,000	291,535
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)	6.000	05-15-27	1,365,000	1,358,039
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	600,000	636,750
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)(D)	3.700	01-15-27	930,000	812,588
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(D)	5.875	06-15-25	1,565,000	1,557,488
Capital markets 0.4%
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)	5.000	06-01-27	530,000	511,450
Consumer finance 4.3%
Ally Financial, Inc. (A)(B)	5.800	05-01-25	2,000,000	2,022,565
Ally Financial, Inc. (B)	7.100	11-15-27	910,000	960,377
Avation Capital SA (8.250% Cash or 9.000% PIK) (C)	8.250	10-31-26	750,961	642,072
Enova International, Inc. (C)	8.500	09-15-25	1,200,000	1,141,500
World Acceptance Corp. (C)	7.000	11-01-26	737,000	569,333
Insurance 3.6%
Athene Holding, Ltd. (B)	6.150	04-03-30	1,500,000	1,547,461
Athene Holding, Ltd. (B)	6.650	02-01-33	620,000	655,067
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (B)	3.700	10-01-50	2,100,000	1,807,971
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	587,000	488,200
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc. (B)(C)	5.500	11-01-23	500,000	496,872
Health care 6.3%				7,896,554
Health care equipment and supplies 0.9%
GE HealthCare Technologies, Inc. (B)(C)	5.857	03-15-30	520,000	551,853
Varex Imaging Corp. (C)	7.875	10-15-27	615,000	611,747
Health care providers and services 4.7%
Centene Corp.	3.375	02-15-30	515,000	452,747
Centene Corp.	4.625	12-15-29	400,000	380,024
DaVita, Inc. (C)	3.750	02-15-31	440,000	342,100
Encompass Health Corp.	4.750	02-01-30	600,000	549,996
HCA, Inc.	3.500	09-01-30	700,000	627,430
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.500	06-15-47	1,760,000	$1,673,446
HealthEquity, Inc. (C)	4.500	10-01-29	810,000	725,193
U.S. Renal Care, Inc. (C)	10.625	07-15-27	1,000,000	325,000
Universal Health Services, Inc. (B)	2.650	10-15-30	895,000	754,568
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (C)	9.000	01-30-28	86,000	85,678
Bausch Health Companies, Inc. (C)	11.000	09-30-28	153,000	119,707
Bausch Health Companies, Inc. (C)	14.000	10-15-30	30,000	18,727
Organon & Company (B)(C)	4.125	04-30-28	750,000	678,338
Industrials 17.0%				21,211,141
Aerospace and defense 1.6%
Bombardier, Inc. (C)	7.125	06-15-26	570,000	568,638
Bombardier, Inc. (A)(B)(C)	7.875	04-15-27	1,380,000	1,378,824
Air freight and logistics 0.1%
Watco Companies LLC (C)	6.500	06-15-27	164,000	154,836
Airlines 3.2%
American Airlines 2013-1 Class A Pass Through Trust (B)	4.000	07-15-25	351,222	318,734
American Airlines, Inc. (B)(C)	11.750	07-15-25	1,100,000	1,224,361
Delta Air Lines, Inc. (A)(B)	7.375	01-15-26	700,000	728,591
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	369,721	369,721
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	1,447,724	1,397,053
Virgin Australia Holdings Proprietary, Ltd. (C)(E)	8.125	11-15-24	602,317	3,012
Building products 0.3%
Builders FirstSource, Inc. (C)	5.000	03-01-30	370,000	344,986
Commercial services and supplies 2.3%
Allied Universal Holdco LLC (C)	6.625	07-15-26	1,100,000	1,059,025
APX Group, Inc. (C)	5.750	07-15-29	665,000	575,269
Cimpress PLC (C)	7.000	06-15-26	1,020,000	708,180
Clean Harbors, Inc. (C)	6.375	02-01-31	459,000	467,583
Construction and engineering 2.3%
AECOM (B)	5.125	03-15-27	900,000	884,340
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	650,000	533,000
MasTec, Inc. (B)(C)	4.500	08-15-28	450,000	417,122
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	645,000	574,631
Williams Scotsman International, Inc. (B)(C)	6.125	06-15-25	425,000	427,091
Electrical equipment 0.6%
Atkore, Inc. (C)	4.250	06-01-31	345,000	302,720
Vertiv Group Corp. (B)(C)	4.125	11-15-28	564,000	489,067
Machinery 0.9%
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	625,000	617,188
TK Elevator U.S. Newco, Inc. (C)	5.250	07-15-27	600,000	555,342
Road and rail 2.6%
The Hertz Corp. (C)	4.625	12-01-26	80,000	71,200
Uber Technologies, Inc. (A)(B)(C)	6.250	01-15-28	1,165,000	1,139,915
Uber Technologies, Inc. (C)	7.500	09-15-27	600,000	609,222
Uber Technologies, Inc. (C)	8.000	11-01-26	1,350,000	1,381,914
Trading companies and distributors 3.1%
Ashland LLC	6.875	05-15-43	845,000	842,910
Ashtead Capital, Inc. (B)(C)	5.500	08-11-32	480,000	481,462
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	980,000	844,840
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Boise Cascade Company (C)	4.875	07-01-30	625,000	$562,064
United Rentals North America, Inc.	4.000	07-15-30	700,000	630,098
WESCO Distribution, Inc. (B)(C)	7.250	06-15-28	535,000	548,202
Information technology 9.3%				11,658,534
IT services 2.2%
Block, Inc. (A)(B)	3.500	06-01-31	325,000	271,380
Sabre GLBL, Inc. (B)(C)	9.250	04-15-25	1,000,000	1,025,955
Sixsigma Networks Mexico SA de CV (C)	7.500	05-02-25	725,000	676,063
Virtusa Corp. (C)	7.125	12-15-28	1,000,000	840,000
Semiconductors and semiconductor equipment 1.6%
Entegris Escrow Corp. (C)	4.750	04-15-29	930,000	871,632
Qorvo, Inc. (B)(C)	3.375	04-01-31	1,400,000	1,157,786
Software 2.1%
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.000	10-15-26	405,000	387,035
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	960,000	898,762
NCR Corp. (B)(C)	5.125	04-15-29	265,000	230,829
NCR Corp. (B)(C)	5.250	10-01-30	535,000	462,703
Open Text Corp. (B)(C)	6.900	12-01-27	616,000	630,630
Technology hardware, storage and peripherals 3.4%
CDW LLC	3.250	02-15-29	500,000	433,102
Dell International LLC (B)	8.350	07-15-46	746,000	900,394
Seagate HDD Cayman (B)	5.750	12-01-34	1,500,000	1,376,250
Xerox Corp. (B)	6.750	12-15-39	450,000	351,044
Xerox Holdings Corp. (B)(C)	5.500	08-15-28	1,350,000	1,144,969
Materials 6.5%				8,063,637
Chemicals 1.6%
Braskem Idesa SAPI (C)	6.990	02-20-32	440,000	325,864
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	835,000	741,447
SCIL IV LLC (B)(C)	5.375	11-01-26	310,000	284,134
Trinseo Materials Operating SCA (A)(B)(C)	5.125	04-01-29	806,000	580,646
Containers and packaging 1.9%
Graphic Packaging International LLC (C)	3.750	02-01-30	850,000	736,112
Sealed Air Corp. (B)(C)	6.125	02-01-28	260,000	262,314
Sealed Air Corp. (B)(C)	6.875	07-15-33	500,000	519,685
Trivium Packaging Finance BV (C)	5.500	08-15-26	900,000	863,946
Metals and mining 3.0%
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	1,400,000	1,357,125
Freeport-McMoRan, Inc.	4.250	03-01-30	1,150,000	1,073,239
Novelis Corp. (B)(C)	4.750	01-30-30	810,000	733,050
QVC, Inc. (B)	4.375	09-01-28	107,000	69,013
QVC, Inc. (B)	5.950	03-15-43	1,000,000	517,062
Real estate 4.5%				5,591,996
Equity real estate investment trusts 4.5%
American Tower Corp. (B)	3.800	08-15-29	690,000	644,867
Diversified Healthcare Trust	9.750	06-15-25	620,000	604,872
GLP Capital LP	5.375	04-15-26	815,000	814,169
SBA Tower Trust (C)	6.599	01-15-28	640,000	666,778
VICI Properties LP (B)(C)	4.250	12-01-26	2,000,000	1,887,502
VICI Properties LP (B)(C)	4.625	12-01-29	350,000	325,933
XHR LP (B)(C)	4.875	06-01-29	730,000	647,875
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Utilities 3.4%				$4,300,301
Electric utilities 2.2%
NRG Energy, Inc. (B)(C)	3.375	02-15-29	275,000	227,351
NRG Energy, Inc. (B)(C)	3.625	02-15-31	430,000	340,603
NRG Energy, Inc. (B)	6.625	01-15-27	336,000	334,467
Vistra Operations Company LLC (B)(C)	5.500	09-01-26	900,000	876,548
Vistra Operations Company LLC (B)(C)	5.625	02-15-27	1,000,000	965,732
Gas utilities 0.7%
AmeriGas Partners LP (B)	5.750	05-20-27	1,000,000	942,520
Independent power and renewable electricity producers 0.5%

Clearway Energy Operating LLC (C)	4.750	03-15-28	650,000	613,080

Term loans (F) 3.6% (2.1% of Total investments)				$4,523,673
(Cost $5,113,121)
Communication services 0.8%				963,750
Media 0.8%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	10.070	09-01-27	1,000,000	963,750
Consumer discretionary 0.8%				982,860
Hotels, restaurants and leisure 0.8%
Carnival Corp., USD Term Loan B (G)	TBD	06-30-25	1,000,000	982,860
Energy 0.3%				429,300
Oil, gas and consumable fuels 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	13.815	11-01-25	405,000	429,300
Health care 0.9%				1,121,673
Pharmaceuticals 0.9%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	9.828	02-01-27	1,462,492	1,121,673
Industrials 0.8%				1,026,090
Airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (G)	TBD	04-20-28	1,000,000	1,026,090
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(H)	0.000	07-13-21	51,038	0

Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(H)	0.000	03-13-22	514,063	0
Collateralized mortgage obligations 0.1% (0.0% of Total investments)				$71,058
(Cost $103,663)
Commercial and residential 0.1%				63,928
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	1,686,968	17,678
Series 2007-4, Class ES IO	0.350	07-19-47	1,739,609	23,091
Series 2007-6, Class ES IO (C)	0.343	08-19-37	1,797,537	23,159
U.S. Government Agency 0.0%				7,130
Government National Mortgage Association
Series 2012-114, Class IO	0.612	01-16-53	459,761	7,130
Asset backed securities 4.7% (2.8% of Total investments)				$5,894,170
(Cost $5,904,536)
Asset backed securities 4.7%				5,894,170
AMMC CLO 16, Ltd.
Series 2015-16A, Class AR2 (3 month LIBOR + 0.980%) (C)(I)	5.772	04-14-29	324,580	323,336
AMMC CLO, Ltd.
Series 2013-13A, Class A1R2 (3 month LIBOR + 1.050%) (C)(I)	5.866	07-24-29	1,725,655	1,708,914
Barings CLO, Ltd.
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (C)(I)	5.608	01-20-28	159,258	$158,298
Concord Music Royalties LLC
Series 2022-1A, Class A2 (C)	6.500	01-20-73	850,000	844,551
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,561	14,354
Longfellow Place CLO, Ltd.
Series 2013-1A, Class AR3 (3 month LIBOR + 1.000%) (C)(I)	5.792	04-15-29	172,256	171,638
MVW LLC
Series 2022-1A, Class D (C)	7.350	11-21-39	896,548	866,519
Neighborly Issuer
Series 2023-1A, Class A2 (C)	7.308	01-30-53	1,025,000	1,004,500
OFSI BSL VIII, Ltd.
Series 2017-1A, Class AR (3 month LIBOR + 1.000%) (C)(I)	5.792	08-16-29	437,941	434,657
Westgate Resorts
Series 2020-1A, Class C (C)	6.213	03-20-34	371,358	367,403

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$270,500
(Cost $1,093,666)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)(J)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (H)(J)	82,159	0
Utilities 0.2%		270,500
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	10,000	270,500

Preferred securities 0.6% (0.4% of Total investments)		$693,270
(Cost $919,694)
Energy 0.4%		475,200
Oil, gas and consumable fuels 0.4%
Energy Transfer LP, 7.600% (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (A)(B)	19,800	475,200
Industrials 0.2%		218,070
Professional services 0.2%
Clarivate PLC, 5.250%	4,500	218,070

Warrants 0.0% (0.0% of Total investments)		$12,284
(Cost $0)
Avation Capital SA (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (J)	12,775	6,142
Avation PLC (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (J)	12,775	6,142

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$1,323
(Cost $0)
LSC Communications, Inc. (C)(J)	2,100,000	1,323

	Yield (%)	Shares	Value
Short-term investments 6.5% (3.8% of Total investments)			$8,070,997
(Cost $8,070,852)
Short-term funds 6.5%			8,070,997
John Hancock Collateral Trust (K)	4.3787(L)	807,277	8,070,997

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

Total investments (Cost $227,119,310) 169.2%	$211,298,905
Other assets and liabilities, net (69.2%)	(86,382,100)
Total net assets 100.0%	$124,916,805

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-23 was $106,777,313. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $29,904,938.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $101,362,721 or 81.1% of the fund’s net assets as of 1-31-23.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following country composition as a percentage of total investments on 1-31-23:
United States	79.6%
Canada	4.5%
Mexico	3.2%
France	2.6%
Luxembourg	2.0%
Cayman Islands	2.0%
United Kingdom	1.4%
Bermuda	1.3%
Other countries	3.4%
TOTAL	100.0%
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,480,042	MXN	47,970,487	GSI	3/15/2023	—	$(48,768)
USD	139,976	MXN	2,650,000	MSI	3/15/2023	$278	—
						$278	$(48,768)

Derivatives Currency Abbreviations
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$18,844,727	—	$18,844,727	—
Foreign government obligations	510,343	—	510,343	—
Corporate bonds	172,406,560	—	172,406,560	—
Term loans	4,523,673	—	4,523,673	—
Collateralized mortgage obligations	71,058	—	71,058	—
Asset backed securities	5,894,170	—	5,894,170	—
Common stocks	270,500	$270,500	—	—
Preferred securities	693,270	693,270	—	—
Warrants	12,284	6,142	6,142	—
Escrow certificates	1,323	—	1,323	—
Short-term investments	8,070,997	8,070,997	—	—
Total investments in securities	$211,298,905	$9,040,909	$202,257,996	—
Derivatives:
Assets
Forward foreign currency contracts	$278	—	$278	—
Liabilities
Forward foreign currency contracts	(48,768)	—	(48,768)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
12	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	807,277	$8,200,704	$16,871,087	$(17,004,349)	$2,831	$724	$56,193	—	$8,070,997
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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